Summary of Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Percentage of risks related to reserves recorded for policies under FFG, LTC and life insurance no longer offered, ceded via reinsurance	100.00%